Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Real Estate Portfolio
September 30, 2021
VIPRE-NPRT3-1121
1.808791.117
Common Stocks - 99.0%
	Shares	Value ($)
Commercial Services & Supplies - 0.5%
REITs - Diversified - 0.5%
CoreCivic, Inc. (a)	229,700	2,044,330
Equity Real Estate Investment Trusts (REITs) - 90.6%
REITs - Apartments - 11.7%
Essex Property Trust, Inc.	65,848	21,054,240
Invitation Homes, Inc.	299,300	11,472,169
Mid-America Apartment Communities, Inc.	99,100	18,506,925
		51,033,334
REITs - Diversified - 20.2%
Digital Realty Trust, Inc.	262,700	37,947,015
Lamar Advertising Co. Class A	114,200	12,955,990
SBA Communications Corp. Class A	53,200	17,586,324
VICI Properties, Inc. (b)	478,400	13,591,344
Washington REIT (SBI)	255,600	6,326,100
		88,406,773
REITs - Health Care - 7.6%
Healthcare Realty Trust, Inc.	246,100	7,328,858
Healthcare Trust of America, Inc.	128,100	3,799,446
Ventas, Inc.	397,710	21,957,569
		33,085,873
REITs - Hotels - 4.2%
Host Hotels & Resorts, Inc. (a)	111,500	1,820,795
RLJ Lodging Trust	1,103,026	16,390,966
		18,211,761
REITs - Management/Investment - 13.0%
American Tower Corp.	214,600	56,956,986
REITs - Manufactured Homes - 3.2%
Equity Lifestyle Properties, Inc.	180,820	14,122,042
REITs - Office Property - 4.1%
Alexandria Real Estate Equities, Inc.	61,400	11,731,698
Douglas Emmett, Inc.	192,100	6,072,281
		17,803,979
REITs - Shopping Centers - 2.3%
Phillips Edison & Co., Inc.	64,700	1,986,937
SITE Centers Corp.	518,300	8,002,552
		9,989,489
REITs - Single Tenant - 4.3%
Four Corners Property Trust, Inc.	512,600	13,768,436
Spirit Realty Capital, Inc.	113,500	5,225,540
		18,993,976
REITs - Storage - 7.1%
CubeSmart	638,200	30,920,790
REITs - Warehouse/Industrial - 12.9%
Americold Realty Trust	267,400	7,767,970
Prologis (REIT), Inc.	360,154	45,174,116
Terreno Realty Corp.	58,800	3,717,924
		56,660,010
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		396,185,013
Hotels, Restaurants & Leisure - 1.1%
Casinos & Gaming - 1.1%
Caesars Entertainment, Inc. (a)	44,910	5,042,495
IT Services - 0.4%
Internet Services & Infrastructure - 0.4%
Cyxtera Technologies, Inc. (a)(c)	150,297	1,390,247
Cyxtera Technologies, Inc. Class A	68,100	629,925
		2,020,172
Real Estate Management & Development - 6.4%
Real Estate Services - 6.4%
CBRE Group, Inc. (a)	250,500	24,388,680
Jones Lang LaSalle, Inc. (a)	14,100	3,498,069
		27,886,749
TOTAL COMMON STOCKS (Cost $305,860,760)		433,178,759

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e) (Cost $3,056,200)	3,055,894	3,056,200

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $308,916,960)	436,234,959
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,227,260
NET ASSETS - 100.0%	437,462,219

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,390,247 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cyxtera Technologies, Inc.	2/21/21	1,502,970

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,775,507	53,572,375	57,347,858	1,171	(24)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	10,992,000	26,938,098	34,873,898	3,984	-	-	3,056,200	0.0%
Total	14,767,507	80,510,473	92,221,756	5,155	(24)	-	3,056,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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